Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events
15. Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

15. Subsequent Events
The Company has evaluated subsequent events from the December 31, 2021 balance sheet date through April 1, 2022, the date at which the audited consolidated financial statements were available to be issued.

Option Modification
On February 12, 2022, the Company entered into Amendment No. 1 to the Business Combination Agreement, to restructure the performance and market awards made at the time the Business Combination Agreement was signed. In particular, certain Senti executives agreed to forfeit certain options awarded to them at the time the Business Combination Agreement was signed depending on the level of redemptions of DYNS Class A Common Stock upon closing of the merger. In addition, it was agreed that the vesting period for the options held by executives whose options may be subject to forfeiture (as described above) will commence upon closing of the merger instead of on December 19, 2021.